Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Advisers Investment Trust
Prospectus Date	rr_ProspectusDate	Apr. 06, 2015
Document Creation Date	dei_DocumentCreationDate	Apr. 02, 2015